CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) [Parenthetical] (Aldagen Inc [Member], USD $)	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2006 Series C Preferred Stock [Member]	Dec. 31, 2000 Series Preferred Stock [Member]	Dec. 31, 2001 Series Preferred Stock [Member]	Dec. 31, 2004 Series B Preferred Stock [Member]	Dec. 31, 2003 Series B Preferred Stock [Member]	Dec. 31, 2008 Series C-1 Preferred Stock [Member]
Par Value Of Stock Issued For Cash		$ 1.00	$ 1.00
Stock Issuance Costs	$ 127,386	$ 24,971	$ 32,789	$ 16,993	$ 69,526	$ 39,611